FINANCIAL INSTRUMENTS AND RISK MANAGEMENT-Exchange rate risk (Details) - Dec. 31, 2019 R$ in Thousands, $ in Thousands	USD ($) R$ / $ R$ / ¥ R$ / €	BRL (R$) R$ / $ R$ / ¥ R$ / €
Risk of exchange rate appreciation: and depreciation | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets	$ 1,450,154	R$ 5,845,135
Risk of exchange rate appreciation: and depreciation | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Financial assets	451,654	1,820,481
Risk of exchange rate appreciation: and depreciation | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial assets	$ 2,077,144	R$ 8,371,098
USD
Foreign exchange rates
Assumed foreign exchange rate | R$ / $	4.0300	4.0300
USD | Risk of exchange rate appreciation: and depreciation | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets	$ 3,978,952	R$ 16,036,714
EURO
Foreign exchange rates
Assumed foreign exchange rate | R$ / €	4.510	4.510
EURO | Risk of exchange rate appreciation: and depreciation | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial assets	$ 51,966	R$ 235,353
IENE
Foreign exchange rates
Assumed foreign exchange rate | R$ / ¥	0.040	0.040
Scenario I - Likely | Risk of exchange rate appreciation: and depreciation
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ (5,789)
Scenario I - Likely | Risk of exchange rate appreciation: and depreciation | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		(44,520)
Scenario I - Likely | Risk of exchange rate appreciation: and depreciation | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		(13,866)
Scenario I - Likely | Risk of exchange rate appreciation: and depreciation | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ 62,522
Scenario I - Likely | USD
Foreign exchange rates
Assumed foreign exchange rate | R$ / $	4.000	4.000
Scenario I - Likely | USD | Risk of exchange rate appreciation: and depreciation | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ 4,136
Scenario I - Likely | EURO
Foreign exchange rates
Assumed foreign exchange rate | R$ / €	4.720	4.720
Scenario I - Likely | EURO | Risk of exchange rate appreciation: and depreciation | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ (9,925)
Scenario I - Likely | IENE
Foreign exchange rates
Assumed foreign exchange rate | R$ / ¥	0.040	0.040
Scenario (25%) | Risk of exchange rate appreciation: and depreciation
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ (242,445)
Scenario (25%) | Risk of exchange rate appreciation: and depreciation | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		1,405,634
Scenario (25%) | Risk of exchange rate appreciation: and depreciation | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		437,788
Scenario (25%) | Risk of exchange rate appreciation: and depreciation | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ (2,014,622)
Scenario (25%) | USD
Foreign exchange rates
Assumed foreign exchange rate | R$ / $	5.000	5.000
Scenario (25%) | USD | Risk of exchange rate appreciation: and depreciation | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ (171,200)
Scenario (25%) | EURO
Foreign exchange rates
Assumed foreign exchange rate | R$ / €	5.900	5.900
Scenario (25%) | EURO | Risk of exchange rate appreciation: and depreciation | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ (71,245)
Scenario (25%) | IENE
Foreign exchange rates
Assumed foreign exchange rate | R$ / ¥	0.050	0.050
Scenario (50%) | Risk of exchange rate appreciation: and depreciation
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ (479,101)
Scenario (50%) | Risk of exchange rate appreciation: and depreciation | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		2,855,788
Scenario (50%) | Risk of exchange rate appreciation: and depreciation | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		889,442
Scenario (50%) | Risk of exchange rate appreciation: and depreciation | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ (4,091,766)
Scenario (50%) | USD
Foreign exchange rates
Assumed foreign exchange rate | R$ / $	6.000	6.000
Scenario (50%) | USD | Risk of exchange rate appreciation: and depreciation | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ (346,536)
Scenario (50%) | EURO
Foreign exchange rates
Assumed foreign exchange rate | R$ / €	7.080	7.080
Scenario (50%) | EURO | Risk of exchange rate appreciation: and depreciation | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ (132,565)
Scenario (50%) | IENE
Foreign exchange rates
Assumed foreign exchange rate | R$ / ¥	0.060	0.060
Scenario (-25%) | Risk of exchange rate appreciation: and depreciation
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ 230,866
Scenario (-25%) | Risk of exchange rate appreciation: and depreciation | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		(1,494,674)
Scenario (-25%) | Risk of exchange rate appreciation: and depreciation | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		(465,520)
Scenario (-25%) | Risk of exchange rate appreciation: and depreciation | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ 2,139,666
Scenario (-25%) | USD
Foreign exchange rates
Assumed foreign exchange rate | R$ / $	3.000	3.000
Scenario (-25%) | USD | Risk of exchange rate appreciation: and depreciation | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ 179,472
Scenario (-25%) | EURO
Foreign exchange rates
Assumed foreign exchange rate | R$ / €	3.540	3.540
Scenario (-25%) | EURO | Risk of exchange rate appreciation: and depreciation | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ 51,394
Scenario (-25%) | IENE
Foreign exchange rates
Assumed foreign exchange rate | R$ / ¥	0.030	0.030
Scenario (-50%) | Risk of exchange rate appreciation: and depreciation
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ 467,524
Scenario (-50%) | Risk of exchange rate appreciation: and depreciation | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		(2,944,827)
Scenario (-50%) | Risk of exchange rate appreciation: and depreciation | Financial assets - Itaipu
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		(917,173)
Scenario (-50%) | Risk of exchange rate appreciation: and depreciation | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ 4,216,810
Scenario (-50%) | USD
Foreign exchange rates
Assumed foreign exchange rate | R$ / $	2.000	2.000
Scenario (-50%) | USD | Risk of exchange rate appreciation: and depreciation | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ 354,810
Scenario (-50%) | EURO
Foreign exchange rates
Assumed foreign exchange rate | R$ / €	2.360	2.360
Scenario (-50%) | EURO | Risk of exchange rate appreciation: and depreciation | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis		R$ 112,714
Scenario (-50%) | IENE
Foreign exchange rates
Assumed foreign exchange rate | R$ / ¥	0.020	0.020